Business combinations - Schedule of NuOrder (Details) - NuORDER $ in Thousands	Jul. 01, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 32,698
Trade receivables and other assets	3,379
Total current assets	36,077
Property and equipment	310
Goodwill	300,516
Customer relationships	56,500
Software technology	48,200
Other long-term assets	598
Total assets	442,201
Current liabilities
Accounts payable and accrued liabilities	5,080
Deferred revenue	6,737
Total current liabilities	11,817
Deferred revenue	379
Other long-term liabilities	249
Deferred tax liability	13,005
Total liabilities	25,450
Fair value of net assets acquired	416,751
Less: Cash acquired	32,698
Fair value of net assets acquired, less cash acquired	384,053
Paid in Common Shares of the Company	180,388
Paid in cash	207,118
Receivable from NuORDER (already partially received)	$ 3,453